Condensed Consolidated Statements of Cash Flows (Unaudited) (Quarterly) - USD ($)	6 Months Ended
	Oct. 31, 2021	Oct. 31, 2020
OPERATING ACTIVITIES
Net income	$ 1,183,254	$ 60,893
Adjustment to reconcile net income to net cash used in operating activities:
Stock-based compensation	483,067	259,909
Non-cash revenue from the receipt of equity	(50,000)	(2,314,532)
Unrealized gain on equity securities	(3,275,745)
Changes in deferred taxes	621,000	22,398
Changes in non-cash working capital balances:
Accounts receivable	(792,742)	(40,671)
Receivable from bank	(212,252)
Prepaid expenses	16,983	(5,166)
Accounts payable and accrued expenses	59,094	30,515
Deferred revenue	48	4,851
Accrued interest payable	69,167	40,791
Net cash used in operating activities	(1,898,126)	(1,941,012)
INVESTING ACTIVITIES
Loans to affiliates	(130,000)
Investment in affiliate	(117,166)
Net cash provided by investing activities	(247,166)
FINANCING ACTIVITIES
Proceeds from SBA loans		2,385,800
Proceeds from stock subscriptions	612,299
Cash flow provided by (used in) financing activities	612,299	2,385,800
Net increase (decrease) in cash	(1,532,993)	444,788
Cash and cash equivalents, beginning of the period	2,473,959	11,206
Cash and cash equivalents, end of the period	940,966	455,994
Supplemental disclosure of cash flow information:
Cash paid for taxes
Cash paid for interest	1,110	1,113
Supplemental Non-Cash Financing Information:
Common stock issued to reduce related party payable	$ 3,523,462